THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, CT 06461
Telephone: (203) 783-4400
Telecopy: (203) 783-4401

May 2, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Wright Managed Equity Trust (the “Registrant”)
File No.: 002-78047/811-03489
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies (a) that the Prospectus dated May 1, 2014, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 49 (“PEA No. 49”) to the Registrant's Registration Statement on Form N-1A, and (b) that PEA No. 49 as filed electronically with the Commission (Accession No. 0001435109-14-000273) on April 25, 2014.

Wright Major Blue Chip Equities Fund
Wright Selected Blue Chip Equities Fund
Wright International Blue Chip Equities Fund

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2030 or megan.koehler@atlanticfundservices.com.

Sincerely,

/s/Megan Hadley Koehler
Megan Hadley Koehler
Secretary to the Registrant